Preparation basis and presentation of Combined Carve-out Financial Statements - Vasta Platform (Successor)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Preparation basis and presentation of Combined Carve-out Financial Statements
Preparation basis and presentation of Combined Carve-out Financial Statements
2.	Basis of preparation and presentation of the Consolidated Financial Statements and Combined Carve-out Financial Statements

The Consolidated and Carve-out Financial Statements of Vasta Platform, the reporting entity, have been prepared in accordance with the International Financial Reporting Standards (IFRS) and interpretations as issued by the International Accounting Standards Board (“IASB”).

a.	Vasta Platform’s Combined Carve-out Financial Statements

The combined financial statements were prepared until July 23, 2020 (completion of corporate restructuring described in note 1.2) and for the year ended as of December 31, 2019 and for the period from October 11 to December 31, 2018.

IFRS provides no guidelines for the preparation of combined carve-out financial statements, which are therefore subject to the principles given in International Accounting Standards (IAS) 8.12. This paragraph requires consideration of the most recent pronouncements of other standard-setting bodies that use a similar conceptual framework to delevop accounting standards, other financial accounting literature and acceptable industry practices.

The Combined Carve-out Financial Statements have been prepared in order to present the Business’ historical financial condition, the performance of its operations and its respective cash flows, The Combined Carve-out Financial Statements materially reflect the financial statements of the “K-12 curriculum” private business as if it were operated as a separate entity from the Parent Entity.

The combined carved-out assets, liabilities and results of operations of the Business arebased on the historical accounting records of the Parent Entities. The balances in trade receivables, inventories, property, plant and equipment, intangible assets and goodwill, suppliers, bonds and financing, provision for risks of tax, civil and labor losses, financial expenses related to said bonds and financing, revenue and costs of goods sold and services relating to the Business were individually identified.

Carve-out expenses related to salaries, social contribution and share-based programs, including those related to the members of the Board of Directors and the Audit Committee, the CEO, the vice-presidents and the statutory officers of Cogna Group, were allocated to the Business through assessment of the nature of the tasks performed by the Parent Entity’s key personnel and employees and their connection with the activities of the Business.

Historically, Cogna Group provided certain corporate functions to the Business and costs associated with these functions were allocated to the Business. These functions included corporate communications, human resources, treasury, corporate controllership, internal audit, information technology, corporate and legal compliance, and insurance. The costs of such services were allocated to the Business based on the most relevant allocation method to the service provided, primarily based on the relative percentage of headcount or revenue attributable to the Business. The charges for these functions are included in general and administrative expenses in the combined carve-out statement of profit or loss and other comprehensive income.

Cash and cash equivalents and changes in cash flows, of Somos Sistemas, Livro Fácil Ltda. and Colégio Anglo, held locally and specifically related to the operations of the Business, have been included in the combined carve-out financial statements. Except for those entities, allocated costs and expenses have generally been considered to have been paid by the Parent Entities in the year in which the costs were incurred. Amounts receivable from or payable to the Parent Entities have been classified in the combined carve-out statement of financial position within under “Parent’s company net investment”. The Business reflected the cash received from and expenses paid by the Parent Entities on behalf of the Business’operations as a component of “Net investment” in the combined carve-out statement of changes in parent’s company net investment and combined carve-out statement of cash flows.

Income taxes were determined based on the assumption that the operations carved-out to the Business were a single separate taxable entity. This assumption implies attributable income was determined based on a carve-out basis and adjusted to reflect applicable regulations. Thus, determination of income tax and social contribution expenses is based on assumptions, attributions, and estimates, including those used to prepare the combined carve-out financial statements. The taxes paid have been allocated based on amounts that would have been due if the business were a separate reporting entity.

Management believes that the assumptions that were applied in the combined carve-out financial statements, including assumptions related to recognition of general expenses are reasonable. However, the combined carve-out financial statements may not be indicative of the Business’s future performance and may not reflect what the consolidated results of operations, financial position and cash flows would have been had the Business operated as an independent entity during the period presented and thus should not be used to calculate dividends, taxes or for other corporate purposes. To the extent that an asset, liability, revenue or expense is directly associated with the Business, it is reflected in the accompanying combined carve-out financial statements.

All significant intercompany transactions and balances within the Business have been eliminated.

Reconciliation of the Parent Company’s Net Investment and the Company’ s shareholders’ equity as of July 23, 2020

	Parent Company’s Net Investment	Adjustment	Compnay’s shareholders’ equity
Shares issued upon legal reorganization	3,093,748	29,497	3,123,245
Share-based compensation reserve	-	(686)	(686)
Accumulated losses for the period (i)	-	(28,811)	(28,811)
	3,093,748	-	3,093,748

(i) The capital contributed by the controlling shareholders in the Vasta Platform’s share capital was calculated based on the Carve-out Equity prior to the contribution of the investment from Cogna to Vasta Platform amounting to R$ 3,123,245. the amount of R$ 28,811 refers to net income for the period from January 1, 2020 to contribution date.

b.	Vasta’s Consolidated Financial Statements

Since July 23, 2020, the Company has prepared the Consolidated Financial Statements which include the accounts of the Company and its consolidated subsidiaries. Since all entites were under common control as of the date of the initial public offering, the results for the year ended December 31, 2020 are presented as if consolidated for the entire year.

c.	Functional and Presentation Currency

The Consolidated and Combined Carve-out Financial Statements are presented in thousands of Brazilian Reals (“R$”), which is the Company functional currency. All financial information presented in R$ has been rounded to the nearest thousand, except as otherwise indicated.

d.	Measurement basis

The Consolidated and Combined Carve-out Financial Statements were prepared based on historical cost, except for certain assets and liabilities that are measured at fair value, as explained in the accounting policies below.

Vasta Platform (Successor)
Preparation basis and presentation of Combined Carve-out Financial Statements
Preparation basis and presentation of Combined Carve-out Financial Statements
2.	Preparation basis and presentation of Combined Carve-out Financial Statements

The combined carve-out financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) and interpretations as issued by the International Accounting Standards Board (“IASB”). All IFRS issued by the IASB, effective at the time of preparing these combined carve-out financial statements have been applied.

The preparation of combined carve-out financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Business’ accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the combined carve-out financial statements are disclosed in Note 3.

IFRS provides no guidelines for the preparation of combined carve-out financial statements, which are therefore subject to the principles given in International Accounting Standards (IAS) 8.12. This paragraph requires consideration of the most recent pronouncements of other standard-setting bodies that use a similar conceptual framework to delevop accounting standards, other financial accounting literature and acceptable industry practices.

These combined carve-out financial statements were prepared in order to present the Business’ historical financial position, the performance of its operations and its respective cash flows as of December 31, 2019 and for the period from October 11 to December 31, 2018. These combined carve-out statements aim to materially reflect the financial statements of the “K-12 curriculum” private business as if it had operated as a separate entity from Parent Entity.

The combined carved-out assets, liabilities and results of operations of the Business were obtained based on the historic accounting records of Parent Entities. The balances in trade receivables, inventories, property, plant and equipment, intangible assets and goodwill, suppliers, bonds and financing, provision for risks of tax, civil and labor losses, financial expenses related to said bonds and financing, revenue and costs of goods sold and services relating to the Business were individually identified.

Carve-out expenses related to salaries, social contributions and share-based programs, including those related to the members of the Board of Directors and the Audit Committee, the CEO, the vice-presidents and the statutory officers of Cogna Group, were allocated to the Business through assessment of the nature of the tasks performed by Parent Entity’s key personnel and employees and their connection with the activities of the Business.

Historically, Cogna Group provided certain corporate functions to the Business and costs associated with these functions were allocated to the Business. These functions included corporate communications, human resources, treasury, corporate controllership, internal audit, information technology, corporate and legal compliance, and insurance. The costs of such services were allocated to the Business based on the most relevant allocation method to the service provided, primarily based on relative percentage of headcount or revenue attributable to the Business. The charges for these functions are included in general, and administrative expenses in the combined carve-out statement of profit or loss and other comprehensive income.

Cash and cash equivalents and changes in cash flows, of Somos Sistemas, Livro Fácil Ltda. and Colégio Anglo, held locally and specifically related to the operations of the Business, have been included in these combined carve-out financial statements. Except for those entities, allocated costs and expenses have generally been considered to have been paid by the Parent Entities in the year in which the costs were incurred. Amounts receivable from or payable to the Parent Entities have been classified in the combined carve-out statement of financial position within “Parent´s net investment”. The Business reflected the cash received from and expenses paid by the Parent Entities on behalf of the Business’ operations as a component of “Net investment” in the combined carve-out statement of changes in parent´s net investment and combined carve-out statement of cash flows.

Income taxes were determined based on the assumption that the operations carved-out to the Business were a single separate taxable entity. This assumption implies attributable income was determined based on a carve-out basis and adjusted to reflect applicable regulations. Thus, determination of income tax and social contribution expenses is based on assumptions, attributions and estimates, including those used to prepare these combined carve-out financial statements. The taxes paid have been allocated based on amounts that would have been due if the business were a separate reporting entity.

Management believes that the assumptions used in these combined carve-out financial statements, including assumptions related to recognition of general expenses are reasonable. However, the combined carve-out financial statements may not be indicative of the Business’ future performance and may not reflect what the consolidated results of operations, financial position and cash flows would have been had the Business operated as an independent entity during the period presented and thus should not be used to calculate dividends, taxes or for other corporate purposes. To the extent that an asset, liability, revenue or expense is directly associated with the Business, it is reflected in the accompanying combined carve-out financial statements.

All significant intercompany transactions and balances within the Business have been eliminated.

As described in Note 1, Cogna Group acquired control over the Somos Group on October 11, 2018. The acquisition was accounted by Cogna Group using the acquisition method of accounting in accordance with IFRS 3 – Business Combinations, i.e. the consideration transferred, and identifiable assets, liabilities and contingent liabilities acquired were measured at fair value, while goodwill is measured as the excess of consideration paid over those items.

The following table presents the assets and liabilities acquired that were allocated to the carved-out operations and included in these combined carve-out financial statements based on the allocated carrying values included in Cogna Group´s consolidated financial statements:

Somos’ Assets and Liabilities Allocated to these

Combined Carve-out Financial Statements

Current assets	648,600
Cash and cash equivalents	160,967
Trade receivables	140,991
Inventories (i)	281,708
Taxes recoverable	34,508
Prepayments	27,400
Other receivables	3,026
Non-current assets	2,121,706
Property, plant and equipment	56,852
Intangible assets - Trademarks (ii)	614,958
Intangible assets – Contractual Portfolio (iii)	1,109,388
Other intangible assets	87,939
Deferred tax assets	84,187
Judicial deposits and escrow accounts (v)	168,302
Other receivables	80
Current liabilities	879,381
Bonds and financing	311,030
Suppliers	414,095
Taxes payable	793
Salaries and social contributions	85,021
Contract liabilities and deferred income	57,355
Other liabilities	11,087
Non-current liabilities	1,881,188
Bonds and financing	1,322,270
Accounts payable for business combination	10,589
Provision for risks of tax, civil and labor losses (iv)	544,328
Other liabilities	4,001
Net Assets (A)	9,737
Total of Consideration paid for the Business (B) (vi)	3,296,000
Goodwill (B - A) (vii)	3,286,263

(i)

Market comparison technique: The fair value is determined based on the estimated selling price in the ordinary course of business less the estimated costs of completion and sale, and a reasonable profit margin based on the effort required to complete and sell the inventories.

(ii)

Trademark-related intangible asset’s fair value was obtained based on: net revenue was estimated taking into account the contractual customer relationships existing on the acquisition date; royalty rates of 6% for publishing companies and 7.2% for teaching systems were used based in the market rates of companies with similar activities as the Business, which represents a market rate; at last, the discount rate (Weighted Averaged Cost of Capital (“WACC”)) used was 13% p.a.

(iii)

The following assumptions were used to determine the contractual portfolio’s fair value: the same estimated revenue described in the previous item was considered, with an average contract termination period of three years and three months; A nominal discount rate of 13.5% p.a. was used, which is equivalent to the WACC, plus an additional risk premium, of 0.5%.

(iv)

Provisions for contingent liabilities assumed by the Business were recognized when potential non-compliance with labor and civil legislation arising from past practices of Somos were identified. Thus, at acquisition date, the Business assessed whether there was a present obligation and if the fair value could be measured reliably. Fair value was estimated based on the evaluation of available evidence, including the advice of internal and external legal advisors.

(v)

Includes an indemnification asset from the seller in connection with the acquisition of Somos by Cogna Group, in order to indemnify the Business for any and all losses that may be incurred related to all contingencies or lawsuits events related to the Predecessor up to the maximum amount of R$149.6 million.

(vi)	Refers to consideration paid for other businesses of Somos Educação S.A. that are not part of these combined carve-out financial statements.
(vii)

Goodwill is recognized based on expected synergies from combining the operations of the acquiree and the acquiror, as well as due to an expected increase in the Business’ market-share due to the penetration of the business products and services in regions where the Business did not operate before. Also, the current tax law allows the deductibility of the acquisition date goodwill and fair value of net assets acquired when a non-substantive action is taken after acquisition by the Business (i.e. when the Business merges or spin off the businesses acquired) and therefore the tax and accounting basis of the net assets acquired are the same as of the acquisition date. In this regard, as the Business considers it will be entitled to the deductibility of the amortization or depreciation of the net assets acquired after the completion of the corporate restructuring referred to in note 1 above , no deferred income tax was recorded on this Business Combination, except for the portion of goodwill and fair value adjustments of prior business combinations carried out by the Predecessor Somos Anglo which does not have a tax basis (for tax purposes goodwill and fair value adjustments are comprised of two components being the first component goodwill and fair value adjustment of prior business combination and the second component being the acquisition of the predecessor by the successor). See note 19 a for a discussion related to a tax Infaction Notice received by the predecessor Somos Anglo.

From the date of acquisition, October 11, to December 31, 2018, Somos - Anglo have contributed R$ 210,882 of revenue and a profit of R$16,940 million of “profit before income tax and social contribution”. If the acquisition had been concluded on January 1, 2018, the Business estimates its combined carve-out net revenue from sales and services would have been R$ 765,019 and a Net Loss of R$ 637,070 for the year ended on December 31, 2018.

a.	Functional and Presentation Currency

These combined carve-out financial statements are presented in thousands of Brazilian Real (“R$”), which is the Business functional currency. All financial information presented in R$ has been rounded to the nearest thousand value, except otherwise indicated.

b.	Measurement basis

The combined carve-out financial statements were prepared based on historical cost, except for certain assets and liabilities that are measured using fair values, as explained in the accounting policies below.